Assumptions Used to Estimate Preferred Shares Warrant (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Expected volatility	45.00%	45.00%
Expected dividends	0.00%	0.00%
Expected term (in years)	2 years	2 years 6 months
Risk free rate	0.31%	0.32%